Commitments and Contingencies - Future minimum lease payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Future minimum rental commitments under non-cancelable leases with initial or remaining terms in excess of one year
2022	$ 33,817
2023	31,910
2024	23,885
2025	21,148
2026	8,441
Thereafter	2,642
Total	$ 121,843